    THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 12, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
          WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2005.

                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2005
               Check here if Amendment [X]; Amendment Number: 5
                       This Amendment (Check only one):
                             [ ] is a restatement
                             [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin M. Lancaster
Title: General Counsel
Phone: (414) 294-7000

Signature, Place and Date of Signing:

  /s/ Colin M. Lancaster    St. Francis, Wisconsin       January 6, 2006
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $11,219 (thousands)

List of Other Included Managers:        None

                          FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------
         Column 1          Column 2 Column 3  Column 4     Column 5      Column 6  Column 7     Column 8
------------------------------------------------------------------------------------------------------------
                                                                                            Voting Authority
                           Title of            Value   Shrs or SH/ Put/ Investment  Other   ----------------
                            Class    CUSIP    (X$1000) Prn Amt PRN Call Discretion Managers Sole Shared None
------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical      Common  584690309  $  436   13,750 SH          Sole              X
------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp    Common  12686C109  $9,056  281,250 SH          Sole              X
------------------------------------------------------------------------------------------------------------
Verizon Communications Inc  Option  92343V904  $1,727   50,000     Call    Sole              X
------------------------------------------------------------------------------------------------------------